Vanguard Mid-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (1.0%)
	CF Industries Holdings Inc.	1,394,313	57,000
	FMC Corp.	398,909	30,644
	Steel Dynamics Inc.	657,287	23,182
*	Axalta Coating Systems Ltd.	669,750	16,884
			127,710
Consumer Goods (6.0%)
	McCormick & Co. Inc.	740,279	111,508
	Church & Dwight Co. Inc.	1,484,708	105,756
*	Lululemon Athletica Inc.	624,319	102,307
	Lamb Weston Holdings Inc.	884,757	66,304
*	Take-Two Interactive Software Inc.	683,763	64,527
*	NVR Inc.	20,784	57,509
*	LKQ Corp.	1,824,997	51,793
*	Wayfair Inc.	335,894	49,863
*	WABCO Holdings Inc.	310,741	40,965
	Fortune Brands Home & Security Inc.	854,915	40,703
	Hormel Foods Corp.	807,212	36,131
*	Under Armour Inc. Class A	1,084,509	22,927
*	Under Armour Inc. Class C	1,152,404	21,746
	Polaris Industries Inc.	174,764	14,755
*	Mohawk Industries Inc.	66	8
			786,802
Consumer Services (8.6%)
*	Dollar Tree Inc.	1,365,162	143,397
*	Ulta Beauty Inc.	340,184	118,632
*	Chipotle Mexican Grill Inc. Class A	166,994	118,617
	Expedia Group Inc.	689,779	82,084
*	Copart Inc.	1,271,631	77,048
*	Norwegian Cruise Line Holdings Ltd.	1,328,144	72,995
	Tractor Supply Co.	737,262	72,075
	Wynn Resorts Ltd.	558,078	66,590
	Domino's Pizza Inc.	251,217	64,839
	FactSet Research Systems Inc.	229,926	57,084
*	Live Nation Entertainment Inc.	822,388	52,254
	Rollins Inc.	988,005	41,121
	Tiffany & Co.	349,779	36,919
*	CarMax Inc.	513,101	35,814
	Vail Resorts Inc.	121,779	26,463
*	GrubHub Inc.	273,559	19,004
	Hyatt Hotels Corp. Class A	234,736	17,035
*	TripAdvisor Inc.	321,348	16,533
*,^ Carvana Co. Class A		105,387	6,119
*	Lyft Inc. Class A	12,835	1,005
	Wyndham Hotels & Resorts Inc.	56	3
			1,125,631
Financials (17.3%)
	Moody's Corp.	983,294	178,065
	Digital Realty Trust Inc.	1,246,456	148,328

* SBA Communications Corp. Class A	684,278	136,623
Realty Income Corp.	1,834,017	134,910
* IHS Markit Ltd.	2,279,691	123,970
Essex Property Trust Inc.	396,632	114,722
First Republic Bank	1,006,218	101,085
Alexandria Real Estate Equities Inc.	680,540	97,018
* CBRE Group Inc. Class A	1,954,721	96,661
MSCI Inc. Class A	482,937	96,027
Equifax Inc.	727,989	86,267
AvalonBay Communities Inc.	417,386	83,782
* Markel Corp.	79,652	79,353
Mid-America Apartment Communities Inc.	687,600	75,175
Extra Space Storage Inc.	729,521	74,345
* SVB Financial Group	317,490	70,597
Vornado Realty Trust	1,035,105	69,807
E*TRADE Financial Corp.	1,486,804	69,032
Regency Centers Corp.	972,449	65,631
Cboe Global Markets Inc.	677,780	64,687
Federal Realty Investment Trust	449,538	61,969
Iron Mountain Inc.	1,728,878	61,306
Invitation Homes Inc.	2,044,053	49,732
* Black Knight Inc.	856,501	46,679
SEI Investments Co.	836,520	43,708
Arthur J Gallagher & Co.	555,451	43,381
		2,272,860
Health Care (12.1%)
* IQVIA Holdings Inc.	1,014,221	145,896
* Align Technology Inc.	458,825	130,458
* Centene Corp.	2,370,123	125,853
* Edwards Lifesciences Corp.	627,414	120,043
* IDEXX Laboratories Inc.	519,274	116,110
* BioMarin Pharmaceutical Inc.	1,074,833	95,477
* Incyte Corp.	1,098,468	94,479
ResMed Inc.	865,169	89,952
Cooper Cos. Inc.	297,900	88,229
Teleflex Inc.	278,017	84,006
* WellCare Health Plans Inc.	301,924	81,444
* Varian Medical Systems Inc.	548,367	77,714
* ABIOMED Inc.	258,631	73,862
* DexCom Inc.	536,490	63,896
* Alnylam Pharmaceuticals Inc.	578,115	54,025
* Jazz Pharmaceuticals plc	346,468	49,528
* Seattle Genetics Inc.	631,170	46,227
* Nektar Therapeutics Class A	1,045,023	35,113
* Alkermes plc	470,793	17,179
		1,589,491
Industrials (26.5%)
Roper Technologies Inc.	624,458	213,546
* Fiserv Inc.	2,406,154	212,415
* Worldpay Inc. Class A	1,822,748	206,882
Amphenol Corp. Class A	1,799,813	169,974
Waste Connections Inc.	1,589,689	140,831
* TransDigm Group Inc.	287,473	130,510
Global Payments Inc.	953,584	130,183
* FleetCor Technologies Inc.	518,441	127,842
Verisk Analytics Inc. Class A	938,064	124,763

	AMETEK Inc.	1,371,316	113,778
	Fastenal Co.	1,726,338	111,021
*	Waters Corp.	434,369	109,335
*	Mettler-Toledo International Inc.	149,707	108,238
*	CoStar Group Inc.	219,910	102,571
	Cintas Corp.	504,953	102,056
	Vulcan Materials Co.	797,243	94,394
	Total System Services Inc.	961,349	91,338
	Expeditors International of Washington Inc.	1,035,771	78,615
	Martin Marietta Materials Inc.	378,601	76,167
	TransUnion	1,123,713	75,109
	Broadridge Financial Solutions Inc.	698,903	72,469
	Kansas City Southern	609,332	70,670
	Masco Corp.	1,777,457	69,872
*	Square Inc.	931,115	69,759
	Old Dominion Freight Line Inc.	444,118	64,126
*	Trimble Inc.	1,517,057	61,289
	Wabtec Corp.	781,433	57,607
	Packaging Corp. of America	570,950	56,741
	JB Hunt Transport Services Inc.	527,828	53,464
*	Sensata Technologies Holding plc	992,177	44,668
	Robert Half International Inc.	682,987	44,504
	Xylem Inc.	542,195	42,855
	CH Robinson Worldwide Inc.	415,719	36,163
*,^ XPO Logistics Inc.		659,624	35,448
	Jack Henry & Associates Inc.	232,932	32,317
*	IPG Photonics Corp.	207,520	31,497
*	United Rentals Inc.	240,056	27,426
	Snap-on Inc.	168,575	26,385
	Cognex Corp.	489,371	24,890
	AO Smith Corp.	427,814	22,811
	ADT Inc.	688,206	4,398
			3,468,927
Oil & Gas (6.3%)
	ONEOK Inc.	2,483,971	173,481
	Concho Resources Inc.	1,211,460	134,424
	Diamondback Energy Inc.	990,800	100,596
*	Cheniere Energy Inc.	1,395,706	95,410
	Apache Corp.	2,291,483	79,423
	Cabot Oil & Gas Corp.	2,603,520	67,952
	Targa Resources Corp.	1,384,287	57,517
	Cimarex Energy Co.	581,924	40,676
	Noble Energy Inc.	1,441,016	35,636
*	Continental Resources Inc.	567,556	25,409
	Helmerich & Payne Inc.	314,483	17,473
			827,997
Technology (21.4%)
	Xilinx Inc.	1,528,678	193,821
*	Red Hat Inc.	1,013,989	185,256
*	Twitter Inc.	4,398,991	144,639
*	Advanced Micro Devices Inc.	5,463,548	139,430
*	Palo Alto Networks Inc.	544,278	132,194
	Microchip Technology Inc.	1,430,998	118,716
*	VeriSign Inc.	650,490	118,103
	Harris Corp.	711,441	113,624
*	Splunk Inc.	892,219	111,171

*	Cadence Design Systems Inc.			1,703,974	108,219
*	Cerner Corp.			1,860,387	106,433
*	Autodesk Inc.			661,749	103,114
*	Arista Networks Inc.			320,110	100,662
*	IAC/InterActiveCorp			469,382	98,622
*	Veeva Systems Inc. Class A			755,601	95,856
*	ANSYS Inc.			504,461	92,170
	Skyworks Solutions Inc.			1,050,837	86,673
	SS&C Technologies Holdings Inc.			1,287,163	81,979
*	GoDaddy Inc. Class A			1,054,052	79,254
*	Gartner Inc.			521,032	79,030
*	Fortinet Inc.			874,543	73,435
*	Twilio Inc. Class A			564,038	72,862
	Citrix Systems Inc.			716,216	71,378
*	Akamai Technologies Inc.			934,423	67,007
	KLA-Tencor Corp.			493,985	58,987
*	F5 Networks Inc.			359,303	56,385
	CDK Global Inc.			752,977	44,290
*,^	Snap Inc.			3,785,196	41,713
*	Dropbox Inc. Class A			861,041	18,771
^	Match Group Inc.			308,494	17,464
*	ServiceNow Inc.			201	50
*	Workday Inc. Class A			168	32
					2,811,340
Telecommunications (0.3%)
*	Zayo Group Holdings Inc.			1,205,728	34,267

Utilities (0.3%)
	NRG Energy Inc.			831,414	35,318
Total Common Stocks (Cost $9,889,826)					13,080,343
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		2.554%		599,126	59,925

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill		2.480%	5/9/19	1,700	1,696
Total Temporary Cash Investments (Cost $61,612)					61,621
Total Investments (100.3%) (Cost $9,951,438)					13,141,964
Other Assets and Liabilities-Net (-0.3%)3					(36,994)
Net Assets (100%)					13,104,970
*Non-income-producing security.
^Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,440,000
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $33,836,000 of collateral received for securities on loan.
4 Securities with a value of $958,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2019	67	12,737	244
E-mini S&P 500 Index	June 2019	17	2,412	73
				317

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Mid-Cap Growth Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,080,343	—	—
Temporary Cash Investments	59,925	1,696	—
Futures Contracts—Assets[1]	54	—	—
Total	13,140,322	1,696	—
1 Represents variation margin on the last day of the reporting period.